Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$1,535	$1,537,333
2.80%, 03/01/27 (Call 12/01/26)	911	912,212
5.04%, 05/01/27 (Call 03/01/27)	2,519	2,780,321
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	645	660,622
3.50%, 04/01/27 (Call 02/01/27)	1,241	1,320,585
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(a)	1,568	1,631,520
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	1,591	1,659,190
3.50%, 03/15/27 (Call 12/15/26)	1,854	1,959,400
7.20%, 08/15/27(a)	348	432,846
		12,894,029
Agriculture — 1.6%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	5,183	5,298,322
4.70%, 04/02/27 (Call 02/02/27)	1,434	1,544,862
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	968	1,027,406
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)(a)	767	800,863
		8,671,453
Airlines — 1.5%
American Airlines Pass Through Trust, Series 2015-2,
Class AA, 3.60%, 03/22/29	281	287,131
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	774	805,277
5.13%, 06/15/27 (Call 04/15/27)	2,860	3,194,992
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 04/15/29(a)	3,689	3,959,798
		8,247,198
Apparel — 0.5%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	1,417	1,468,139
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	144	152,230
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	912	935,657
		2,556,026
Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.35%, 01/08/27	1,001	1,010,319
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	1,235	1,319,079
6.80%, 10/01/27 (Call 08/01/27)	1,684	2,021,844
General Motors Financial Co. Inc.
2.70%, 08/20/27 (Call 06/20/27)(a)	1,291	1,282,880
4.35%, 01/17/27 (Call 10/17/26)	1,597	1,709,637
Toyota Motor Credit Corp.
1.15%, 08/13/27	916	868,844
3.20%, 01/11/27(a)	1,417	1,493,943
		9,706,546
Auto Parts & Equipment — 0.5%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	1,936	1,957,141
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	727	768,694
		2,725,835
Banks — 12.9%
Banco Santander SA, 4.25%, 04/11/27	1,520	1,631,112
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	3,850	3,993,643
Series L, 4.18%, 11/25/27 (Call 11/25/26)	3,129	3,359,263
Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27
(Call 02/16/27)	$1,641	$1,725,873
Bank of Nova Scotia (The), 1.95%, 02/02/27	95	93,275
Citigroup Inc., 4.45%, 09/29/27	5,794	6,300,685
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	1,399	1,413,871
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	799	802,172
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	3,879	4,093,082
5.95%, 01/15/27	1,746	2,008,529
ING Groep NV, 3.95%, 03/29/27	2,243	2,398,485
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	1,267	1,333,885
4.25%, 10/01/27	1,973	2,151,852
8.00%, 04/29/27	1,285	1,627,504
KeyCorp., 2.25%, 04/06/27	1,638	1,632,562
Lloyds Banking Group PLC, 3.75%, 01/11/27	1,828	1,931,410
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	760	795,834
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	1,711	1,785,052
3.68%, 02/22/27(a)	901	955,952
Mizuho Financial Group Inc.
3.17%, 09/11/27	1,361	1,405,695
3.66%, 02/28/27(a)	965	1,019,658
Morgan Stanley
3.63%, 01/20/27	4,286	4,525,116
3.95%, 04/23/27	2,905	3,101,146
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	1,575	1,650,600
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27
(Call 04/19/27)(a)	1,414	1,487,995
Santander Holdings USA Inc., 4.40%, 07/13/27
(Call 04/14/27)	1,682	1,792,306
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	1,324	1,384,123
3.36%, 07/12/27	1,968	2,065,770
3.45%, 01/11/27(a)	2,092	2,193,943
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	1,595	1,500,432
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	2,225	2,340,121
Wells Fargo & Co., 4.30%, 07/22/27	3,980	4,327,335
Westpac Banking Corp., 3.35%, 03/08/27	1,732	1,832,421
		70,660,702
Beverages — 1.7%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	1,552	1,509,320
2.90%, 05/25/27	870	909,141
3.38%, 03/25/27	1,642	1,746,168
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)(a)	1,049	1,106,947
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	1,104	1,158,240
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	791	814,864
3.00%, 10/15/27 (Call 07/15/27)	2,128	2,238,188
		9,482,868
Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	2,010	2,001,357
3.20%, 11/02/27 (Call 08/02/27)	1,830	1,911,380
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	751	708,185
2.95%, 03/01/27 (Call 12/01/26)	2,350	2,426,399

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)	$1,807	$1,723,191
		8,770,512
Building Materials — 0.9%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	1,870	1,882,548
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)(a)	425	408,412
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	410	430,238
3.50%, 12/15/27 (Call 09/15/27)(a)	714	756,369
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	663	695,155
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	565	601,940
		4,774,662
Chemicals — 1.1%
Air Products and Chemicals Inc., 1.85%, 05/15/27
(Call 03/15/27)	970	962,541
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	90	88,342
3.25%, 12/01/27 (Call 09/01/27)	650	689,878
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	85	89,817
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	675	719,246
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	760	808,784
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	2,525	2,658,068
		6,016,676
Commercial Services — 0.8%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,592	1,704,729
Global Payments Inc., 2.15%, 01/15/27 (Call 12/15/26)(a)	760	744,960
Leland Stanford Junior University (The), 1.29%, 06/01/27
(Call 04/01/27)	175	169,265
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	1,262	1,308,429
United Rentals North America Inc., 3.88%, 11/15/27
(Call 11/15/22)	230	237,008
		4,164,391
Computers — 3.5%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	2,499	2,596,961
3.00%, 06/20/27 (Call 03/20/27)(a)	1,124	1,178,031
3.00%, 11/13/27 (Call 08/13/27)	2,022	2,110,908
3.20%, 05/11/27 (Call 02/11/27)	2,478	2,607,129
3.35%, 02/09/27 (Call 11/09/26)	2,732	2,893,871
Dell International LLC/EMC Corp., 6.10%, 07/15/27
(Call 05/15/27)	1,029	1,206,420
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	1,622	1,661,463
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,823	1,773,797
3.30%, 01/27/27(a)	906	952,849
6.22%, 08/01/27	610	731,518
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	1,222	1,220,509
		18,933,456
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27
(Call 12/15/26)	705	740,433
Procter & Gamble Co. (The)
2.80%, 03/25/27(a)	914	947,251
2.85%, 08/11/27(a)	1,153	1,204,055
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	1,414	1,463,858
		4,355,597
Security	Par (000)	Value

Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	$1,436	$1,477,845
4.63%, 10/15/27 (Call 08/15/27)	885	952,897
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	1,010	982,235
3.63%, 04/01/27 (Call 01/01/27)(a)	832	857,118
3.63%, 12/01/27 (Call 09/01/27)(a)	735	755,109
American Express Co., 3.30%, 05/03/27 (Call 04/03/27)(b)	3,008	3,141,104
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)(a)	10	10,509
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)(a)	110	104,213
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	1,482	1,561,153
3.75%, 03/09/27 (Call 02/09/27)(a)	2,284	2,418,756
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,087	1,161,188
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	1,147	1,200,255
3.30%, 04/01/27 (Call 01/01/27)	1,120	1,180,021
Discover Financial Services, 4.10%, 02/09/27
(Call 11/09/26)(a)	1,819	1,932,033
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	543	570,563
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	100	98,860
Intercontinental Exchange Inc., 3.10%, 09/15/27
(Call 06/15/27)(a)	1,185	1,231,618
Jefferies Group LLC, 6.45%, 06/08/27	515	614,385
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	1,281	1,420,104
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	440	461,388
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	1,963	2,080,839
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27
(Call 05/24/27)	862	919,392
Nomura Holdings Inc., 2.33%, 01/22/27	1,345	1,321,140
ORIX Corp., 3.70%, 07/18/27	721	768,615
Sumitomo Mitsui Financial Group Inc., 2.17%, 01/14/27	280	277,189
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	1,666	1,741,903
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	497	465,237
1.90%, 04/15/27 (Call 02/15/27)	1,933	1,921,247
2.75%, 09/15/27 (Call 06/15/27)(a)	1,243	1,287,735
		32,914,651
Electric — 5.1%
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	280	275,391
American Electric Power Co. Inc., 3.20%, 11/13/27
(Call 08/13/27)(a)	915	949,871
Appalachian Power Co., Series X, 3.30%, 06/01/27
(Call 03/01/27)	577	603,173
Arizona Public Service Co., 2.95%, 09/15/27
(Call 06/15/27)(a)	229	235,506
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)(a)	631	647,772
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%,
02/01/27 (Call 11/01/26)	523	543,439
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(a)	652	686,504
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27
(Call 05/15/27)	530	549,022
Connecticut Light & Power Co. (The), Series A, 3.20%,
03/15/27 (Call 12/15/26)	591	616,992
Consolidated Edison Co. of New York Inc., Series B, 3.13%,
11/15/27 (Call 08/15/27)	586	605,883

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., Series B, 3.60%, 03/15/27
(Call 01/15/27)	$462	$489,595
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	1,148	1,191,934
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	869	910,060
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	1,020	1,143,695
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	691	715,282
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	200	207,618
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	770	797,427
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)(a)	801	839,528
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	715	739,024
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	643	672,977
National Rural Utilities Cooperative Finance Corp., 3.05%,
04/25/27 (Call 01/25/27)(a)	774	801,175
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	495	485,056
3.55%, 05/01/27 (Call 02/01/27)	2,262	2,388,084
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	1,144	1,197,677
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	1,518	1,430,412
3.30%, 03/15/27 (Call 12/15/26)	390	391,197
3.30%, 12/01/27 (Call 09/01/27)	1,792	1,785,674
Public Service Electric & Gas Co., 3.00%, 05/15/27
(Call 02/15/27)(a)	712	738,721
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	1,292	1,337,078
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	728	752,060
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27
(Call 12/15/26)	1,178	1,249,104
WEC Energy Group Inc., 1.38%, 10/15/27 (Call 08/15/27)	760	719,796
Wisconsin Power and Light Co., 3.05%, 10/15/27
(Call 07/15/27)	581	599,110
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	735	715,772
		28,011,609
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)(a)	617	601,168

Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	590	614,780
Honeywell International Inc., 1.10%, 03/01/27 (Call 02/01/27)	1,632	1,557,238
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)(a)	110	113,454
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	1,382	1,526,322
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	916	955,874
		4,767,668
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	1,099	1,153,829
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	1,215	1,267,743
		2,421,572
Food — 1.7%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	1,588	1,474,283
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	1,067	1,107,589
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	599	629,094
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	1,018	1,069,470
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)(a)	951	1,011,740
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,209	1,275,338
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	1,128	1,173,030
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,689	1,780,831
		9,521,375
Security	Par (000)	Value

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	$685	$713,181
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	883	970,161
		1,683,342
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	573	596,069
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	385	398,186
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	1,802	1,895,830
		2,890,085
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	130	137,306

Health Care - Products — 0.6%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(b).	2,300	2,253,241
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)(a)	829	877,737
		3,130,978
Health Care - Services — 2.3%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	2,473	2,632,113
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)(a)	1,782	1,917,200
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	768	727,265
3.95%, 03/15/27 (Call 12/15/26)(a)	1,228	1,309,232
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	685	715,900
Laboratory Corp. of America Holdings, 3.60%, 09/01/27
(Call 06/01/27)	1,091	1,154,747
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)	165	178,075
UnitedHealth Group Inc.
2.95%, 10/15/27	1,404	1,463,347
3.38%, 04/15/27	982	1,040,331
3.45%, 01/15/27	1,116	1,185,951
		12,324,161
Holding Companies - Diversified — 1.1%
Ares Capital Corp., 2.88%, 06/15/27 (Call 05/15/27)	125	122,815
Blackstone Private Credit Fund, 3.25%, 03/15/27
(Call 02/15/27)(b)	1,525	1,491,115
Blackstone Secured Lending Fund, 2.13%, 02/15/27
(Call 01/15/27)(b)	1,125	1,071,135
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	645	622,786
3.25%, 07/15/27 (Call 06/15/27)	125	123,075
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	230	216,124
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)	565	549,739
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	900	862,074
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b).	600	569,502
Owl Rock Technology Finance Corp., 2.50%, 01/15/27
(Call 12/15/26)	410	392,915
		6,021,280
Home Builders — 0.8%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	913	860,457
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	1,180	1,301,658
5.00%, 06/15/27 (Call 12/15/26)	955	1,057,137
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	895	995,294
		4,214,546
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)(a)	762	799,925

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	$599	$621,480
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	943	980,758
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)(a)	634	600,931
		2,203,169
Insurance — 1.3%
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)(a)	947	1,056,293
Aon Corp., 8.21%, 01/01/27(a)	555	683,749
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	743	790,366
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	230	243,186
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,059	1,114,566
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	997	1,002,822
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	548	574,540
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	476	510,386
Progressive Corp. (The), 2.45%, 01/15/27	828	843,831
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	470	493,646
		7,313,385
Internet — 2.8%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	3,685	3,827,020
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	1,537	1,445,994
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	1,174	1,126,383
3.15%, 08/22/27 (Call 05/22/27)	4,715	4,964,612
Baidu Inc., 3.63%, 07/06/27	735	771,838
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	1,623	1,721,402
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	1,166	1,271,173
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	20	20,692
		15,149,114
Iron & Steel — 0.1%
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	780	744,884

Lodging — 0.1%
Sands China Ltd., 2.30%, 03/08/27 (Call 02/08/27)(b)	500	452,610

Machinery — 0.8%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	772	732,643
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	794	843,776
John Deere Capital Corp.
1.75%, 03/09/27	741	733,331
2.80%, 09/08/27	873	904,734
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	1,190	1,184,240
		4,398,724
Machinery - Diversified — 0.1%
John Deere Capital Corp., 1.70%, 01/11/27	305	300,916

Manufacturing — 1.0%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	1,328	1,382,926
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	919	968,828
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	1,330	1,384,809
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	835	874,779
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	810	850,298
		5,461,640
Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	2,175	2,195,314
3.30%, 02/01/27 (Call 11/01/26)	1,903	2,001,652
3.30%, 04/01/27 (Call 02/01/27)	1,219	1,279,389
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	1,580	1,641,288
Security	Par (000)	Value

Media (continued)
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)	$1,234	$1,256,237
Walt Disney Co. (The), 3.70%, 03/23/27(a)	880	942,401
		9,316,281
Mining — 0.4%
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/22)	900	931,428
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	1,010	1,105,283
		2,036,711
Oil & Gas — 3.8%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,118	1,157,286
3.54%, 04/06/27 (Call 02/06/27)	905	956,531
3.59%, 04/14/27 (Call 01/14/27)(a)	1,060	1,119,784
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)(a)	1,801	1,887,142
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)(a)	1,882	1,988,521
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	1,177	1,259,461
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	1,527	1,520,587
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	1,150	1,083,185
ConocoPhillips, 3.75%, 10/01/27 (Call 07/01/27)(b)	1,479	1,580,090
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(b)	1,348	1,425,079
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/22)	593	621,114
Eni USA Inc., 7.30%, 11/15/27(a)	286	353,894
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)	1,474	1,557,767
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	1,466	1,564,632
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	1,513	1,621,119
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	1,225	1,200,426
		20,896,618
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
3.34%, 12/15/27 (Call 09/15/27)	2,360	2,464,784

Packaging & Containers — 0.5%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	635	601,542
Packaging Corp. of America, 3.40%, 12/15/27
(Call 09/15/27)(a)	905	952,856
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	455	451,810
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	878	918,880
		2,925,088
Pharmaceuticals — 5.9%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	1,188	1,244,454
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	1,213	1,271,442
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)(a)	2,738	2,907,811
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	1,478	1,401,957
3.25%, 02/27/27	1,201	1,267,656
3.45%, 11/15/27 (Call 08/15/27)	1,532	1,631,886
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	2,071	2,173,452
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,004	1,036,751
3.40%, 03/01/27 (Call 12/01/26)	2,104	2,198,112
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	3,236	3,045,561
3.63%, 04/01/27 (Call 02/01/27)(a)	1,407	1,489,225
6.25%, 06/01/27	466	551,674
Eli Lilly & Co., 3.10%, 05/15/27 (Call 02/15/27)	817	856,992
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	2,241	2,127,516
2.95%, 03/03/27 (Call 12/03/26)(a)	1,054	1,101,799
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)	2,330	2,287,547

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	$1,409	$1,404,801
3.10%, 05/17/27 (Call 02/17/27)(a)	1,773	1,857,590
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	1,080	1,061,532
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	1,155	1,190,031
		32,107,789
Pipelines — 3.9%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	733	786,348
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27
(Call 01/01/27)	2,186	2,415,311
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)(a)	1,038	1,095,869
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	1,242	1,302,870
4.20%, 04/15/27 (Call 01/15/27)	805	852,076
4.40%, 03/15/27 (Call 12/15/26)(a)	932	990,492
5.50%, 06/01/27 (Call 03/01/27)	1,481	1,658,113
Enterprise Products Operating LLC, 3.95%, 02/15/27
(Call 11/15/26)	782	833,377
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	1,956	2,080,969
4.25%, 12/01/27 (Call 09/01/27)	1,079	1,161,738
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	449	477,812
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	952	1,005,264
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27
(Call 09/15/26)	2,484	2,740,150
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	823	882,709
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	467	567,466
Williams Companies Inc. (The), 3.75%, 06/15/27
(Call 03/15/27)	2,328	2,452,758
		21,303,322
Real Estate Investment Trusts — 6.4%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27
(Call 10/15/26)	538	578,840
American Campus Communities Operating Partnership LP,
3.63%, 11/15/27 (Call 08/15/27)	643	672,289
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	953	962,835
3.13%, 01/15/27 (Call 10/15/26)	742	759,890
3.55%, 07/15/27 (Call 04/15/27)(a)	1,359	1,419,652
AvalonBay Communities Inc., 3.35%, 05/15/27
(Call 02/15/27)	750	792,457
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)	398	420,093
Brixmor Operating Partnership LP, 3.90%, 03/15/27
(Call 12/15/26)(a)	641	676,569
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	1,649	1,730,576
4.00%, 03/01/27 (Call 12/01/26)	976	1,039,772
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	1,858	1,973,809
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)(a)	566	591,362
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	600	619,410
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	1,057	1,017,923
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	731	767,265
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	295	312,376
Federal Realty Investment Trust, 3.25%, 07/15/27
(Call 04/15/27)	540	563,539
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27
(Call 04/01/27)	745	792,889
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc., 1.35%, 02/01/27
(Call 01/01/27)(a)	$725	$693,963
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	435	465,324
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)	505	532,336
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)(a)	505	537,123
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)(a)	730	784,005
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	803	849,397
National Retail Properties Inc., 3.50%, 10/15/27
(Call 07/15/27)	540	567,821
Office Properties Income Trust, 2.40%, 02/01/27
(Call 01/01/27)(a)	718	679,357
Omega Healthcare Investors Inc., 4.50%, 04/01/27
(Call 01/01/27)	1,025	1,105,616
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	598	652,119
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)(a)	892	890,689
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,030	1,078,935
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	901	933,751
3.95%, 08/15/27 (Call 05/15/27)	1,050	1,135,123
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)(a)	920	973,995
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	880	844,228
3.38%, 06/15/27 (Call 03/15/27)(a)	1,137	1,195,010
3.38%, 12/01/27 (Call 09/01/27)	1,107	1,160,202
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	738	801,771
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	665	681,399
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	410	430,918
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	561	592,023
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	700	746,753
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(a)	535	547,230
Weyerhaeuser Co., 6.95%, 10/01/27(a)	500	614,670
		35,185,304
Retail — 3.6%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	802	765,317
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	445	470,988
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(a)	1,038	1,110,110
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,793	1,731,984
3.00%, 05/18/27 (Call 02/18/27)	1,539	1,609,656
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	1,073	1,138,646
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)(a)	1,130	1,210,840
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	1,295	1,325,963
2.80%, 09/14/27 (Call 06/14/27)	1,856	1,923,261
Lowe's Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	2,280	2,369,741
McDonald's Corp.
3.50%, 03/01/27 (Call 12/01/26)(a)	1,522	1,609,972
3.50%, 07/01/27 (Call 05/01/27)(a)	1,693	1,794,478
O'Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	1,516	1,603,034
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	1,067	1,052,030
Walmart Inc., 5.88%, 04/05/27	50	59,284
		19,775,304
Semiconductors — 3.4%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)(a)	2,197	2,315,089
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%,
01/15/27 (Call 10/15/26)	4,577	4,825,897
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	2,017	2,113,816

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.75%, 03/25/27 (Call 01/25/27)	$1,026	$1,103,463
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	810	853,959
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)(a)	1,586	1,698,606
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27
(Call 03/01/27)(a)(b)	1,050	1,080,618
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	3,246	3,412,065
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	1,058	1,107,165
		18,510,678
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	1,126	1,169,937

Software — 4.3%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)(a)	1,024	1,082,716
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	1,478	1,483,247
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	771	812,549
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,283	1,316,166
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	1,515	1,501,713
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	1,132	1,083,652
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	4,588	4,875,943
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	3,053	3,073,913
3.25%, 11/15/27 (Call 08/15/27)(a)	3,962	4,072,262
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	1,284	1,214,510
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,925	2,045,544
4.65%, 05/15/27 (Call 03/15/27)	785	862,480
		23,424,695
Telecommunications — 4.3%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	2,499	2,480,907
3.80%, 02/15/27 (Call 11/15/26)	1,596	1,700,139
4.25%, 03/01/27 (Call 12/01/26)	2,531	2,745,806
Telefonica Emisiones SA, 4.10%, 03/08/27	2,410	2,584,171
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	869	888,605
3.70%, 09/15/27 (Call 06/15/27)	1,137	1,208,949
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)	5,541	5,825,475
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	1,279	1,316,027
4.13%, 03/16/27	4,461	4,835,367
		23,585,446
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	848	885,261
Security	Par/ Shares (000)	Value

Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27
(Call 03/15/27)(a)	$1,244	$1,319,623
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	1,795	1,881,339
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	1,010	1,052,309
7.80%, 05/15/27(a)	148	187,960
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	966	969,487
3.00%, 04/15/27 (Call 01/15/27)(a)	892	927,484
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	1,615	1,699,432
		8,037,634
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	475	503,624

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27
(Call 06/01/27)(a)	797	820,496

Total Corporate Bonds & Notes — 98.8%
(Cost: $545,698,451)		540,373,031

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	50,601	50,615,970
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	1,547	1,547,000
		52,162,970
Total Short-Term Investments — 9.5%
(Cost: $52,158,867)		52,162,970

Total Investments in Securities — 108.3%
(Cost: $597,857,318)		592,536,001

Other Assets, Less Liabilities — (8.3)%.		(45,342,005)

Net Assets — 100.0%.		$547,193,996

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$56,469,640	$—	$(5,843,987	)(a)	$(5,982)	$(3,701)	$50,615,970	50,601	$23,878	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,717,000	—	(1,170,000	)(a)	—	—	1,547,000	1,547	40		—
					$(5,982)	$(3,701)	$52,162,970		$23,918		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$540,373,031	$—	$540,373,031
Money Market Funds	52,162,970	—	—	52,162,970
	$52,162,970	$540,373,031	$—	$592,536,001